FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED FEBRUARY 1, 2018
TO THE PROSPECTUS FOR HIGHLAND RESOLUTE FUND
DATED AUGUST 31, 2017

Boston Partners Global Investors, Inc. ("Boston Partners") no longer serves as an investment sub-adviser to the Fund. Therefore, all references to Boston Partners in the Fund's prospectus are hereby deleted. Incline Global Management, LLC and Chatham Asset Management, LLC remain as investment sub-advisers to the Fund.

* * * *

The Board of Trustees of Financial Investors Trust (the “Board”) has approved Logan Circle Partners, L.P. (“Logan Circle”) as a sub-adviser to the Highland Resolute Fund (the “Fund”), effective January 22, 2018 (the “Effective Date”). On or about February 1, 2018, a portion of the Fund’s assets may be allocated to Logan Circle.

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund’s prospectus entitled “Summary Section – Principal Investment Strategies – Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. Currently, the Adviser has entered into separate sub-advisory agreements with Incline Global Management, LLC (“Incline Global”). Chatham Asset Management, LLC (“Chatham”) and Logan Circle Partners, L.P. (“Logan Circle”) for the Fund.

The following information supplements and supersedes any contrary information contained in the section of the Fund’s prospectus entitled “Summary Section - Investment Adviser.”

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

As of the date of this Prospectus, Incline Global Management, LLC, Chatham Asset Management, LLC and Logan Circle Partners, L..P. serve as sub-advisers to the Fund.

The following information is inserted after the last paragraph of information contained in the section of the Fund’s prospectus entitled “Summary Section – Portfolio Managers.”

Logan Circle

Scott Pavlak, CFA, Senior Portfolio Manager of Logan Circle. Mr. Pavlak joined Logan Circle in 2008 and has served as a co-portfolio manager to the Fund since February 2018.

Peter Mahoney, Senior Portfolio Manager of Logan Circle. Mr. Mahoney joined Logan Circle in 2008 and has served as a co-portfolio manager to the Fund since February 2018.

The following information supplements and supersedes any contrary information contained in the section of the Fund’s prospectus entitled “Investment Objective and Principal Strategies – Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub- Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub- Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into sub-advisory agreements with Incline Global Management, LLC (“Incline Global”), Chatham Asset Management, LLC (“Chatham”) and Logan Circle Partners, L.P. (“Logan Circle”).

The following information is inserted immediately before the sixth paragraph of the information contained in the section of the Fund’s prospectus entitled “Management.”

Logan Circle, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103. Logan Circle is an institutionally focused asset management company headquartered in Philadelphia, Pennsylvania. The firm was founded in April of 2007 by Mr. Jude Driscoll, Chief Executive Officer (“CEO”) and Chief Investment Officer (“CIO”). Logan Circle is a wholly-owned affiliate of MetLife, Inc. (NYSE: MET) and is part of MetLife Investment Management (“MIM”), MetLife Inc.’s Institutional Investment Management Business.

The following information is inserted immediately before the last paragraph of the information contained in the section of the Fund’s prospectus entitled “Portfolio Managers.”

LOGAN CIRCLE

The persons listed below are responsible for the day-to-day management of the particular portion of the Fund’s assets allocated to Logan Circle, subject to the oversight of the Adviser, and have served as portfolio managers of the Fund on behalf of Logan Circle since February 2018.

Portfolio Manager	Past 5 Years’ Experience
Scott Pavlak, CFA

Co-Portfolio Manager to the Fund. Mr. Pavlak is a portfolio manager and the head of the short duration team. Prior to joining Logan Circle Partners, he was a senior managing director and head of fixed income at Bear Stearns Asset Management. He joined Bear Stearns & Co. in 1990 and BSAM in 1992, where he was responsible for BSAM’s traditional strategies that included Cash, Enhanced Cash, Short-Term, Intermediate, Core and Core Plus. Prior to joining Bear Stearns, he was a vice president and senior investment officer at Beechwood Securities, specializing in fixed income investments. Mr. Pavlak received a Bachelor of Science degree in finance from Fairleigh Dickinson University, earned a Masters of Business Administration in finance and economics from the Stern School of Business at New York University and is a member of the CFA Institute (formerly AIMR).

Peter Mahoney

Co-Portfolio Manager to the Fund. Mr. Mahoney is a portfolio manager and member of the short duration team. Prior to joining Logan Circle Partners, he was managing director/principal and portfolio manager for the short-intermediate fixed income strategies at Bear Stearns Asset Management. Mr. Mahoney first joined BSAM in 1987, where he served as the director of fixed income until his departure in 1994. He rejoined BSAM as a senior portfolio manager in 1995. Prior to joining BSAM, he served as a senior vice president and chief investment officer at Manhattan Life Insurance Company from 1983 to 1987. Mr. Mahoney received a Bachelor of Science degree in finance from Indiana University and a Masters of Business Administration in finance from Fairleigh Dickinson University.

For more information, please contact the Fund at (855) 268-2242.

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED FEBRUARY 1, 2018 TO THE STATEMENT OF ADDITIONAL INFORMATION FOR HIGHLAND RESOLUTE FUND DATED AUGUST 31, 2017

Boston Partners Global Investors, Inc. ("Boston Partners") no longer serves as an investment sub-adviser to the Fund. Therefore, all references to Boston Partners in the Fund's Statement of Additional Information are hereby deleted. Incline Global Management, LLC and Chatham Asset Management, LLC remain as investment sub-advisers to the Fund.

* * * *

The Board of Trustees of Financial Investors Trust (the “Board”) has approved Logan Circle Partners, L.P. (“Logan Circle”) as a sub-adviser to the Highland Resolute Fund (the “Fund”), effective January 22, 2018 (the “Effective Date”). On or about February 1, 2018, a portion of the Fund's assets may be allocated to Logan Circle.

The following information replaces in its entirety the last sentence of the section “What are the Fund’s Principal Investment Strategies – Sub-Advisers” section of the SAI:

Currently, the Adviser has entered into sub-advisory agreements for the Fund, specifically with Incline Global Management, LLC (“Incline Global”), Chatham Asset Management, LLC (“Chatham”) and Logan Circle Partners, L.P. (“Logan Circle”).

The following information is added to the list of entities that may receive Portfolio Holdings data that is contained in the “Disclosure of Portfolio Holdings” section of the SAI:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided
Logan Circle Partners, L.P.	Daily	None	Daily	Daily

The following information replaces the first six sentences of the fourth paragraph of the section of the Funds’ SAI entitled “Investment Adviser.”

Currently, the Adviser has entered into Sub-Advisory Agreements with Incline Global Management, LLC (“Incline Global”), Chatham Asset Management, LLC (“Chatham”) and Logan Circle Partners, L.P. (“Logan Circle”). As of the date of this SAI, a portion of the Fund’s assets have been allocated to Incline Global, Chatham and Logan Circle. The initial term of each Sub-Advisory Agreement is two years. The Board may extend each Sub-Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by the vote of a majority of the voting securities of the Fund, the Adviser or the applicable Sub-Adviser may terminate each Sub-Advisory Agreement upon sixty (60) calendar days’ notice. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement between the Adviser and Chatham is available in the Fund’s annual report for the period ended April 30, 2017. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement between the Adviser and Incline Global is available in the Fund’s semi-annual report for the period ended October 31, 2016. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement between the Adviser and Logan Circle will be available in the Fund’s annual report for the period ended April 30, 2018.

1

The following information is added to the “Other Accounts Managed by Portfolio Managers” table under “Portfolio Managers” section of the Funds’ SAI:

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
Logan Circle Partners, L.P.	Number	Total Assets	Number	Total Assets	Number	Total Assets
Scott Pavlak, CFA	3	$1,347.5	2	$160.3	50	$3,742.3
Peter Mahoney	3	$1,347.5	2	$160.3	50	$3,742.3

*	None of these other accounts’ advisory fee is based on performance.

The following information is inserted after the last paragraph of the section of the Funds’ SAI entitled “Portfolio Managers – Portfolio Managers Compensation.”

Logan Circle Partners, L.P.

Portfolio Manager Compensation

Logan Circle is a wholly owned affiliate of MetLife, Inc. The program is a combination of short and long term elements to compensate investment professionals, and non-investment professionals, based on the overall financial success of the firm. The incentive program is primarily comprised of three elements:

(i) Base salary: Base salaries are generally reviewed annually and are based on market competiveness.

(ii) Short Term Awards: Individual awards in the form of an annual cash bonus are discretionary and non-formulaic based on firm as well as individual performance. Bonus compensation for senior investment professionals comprises a majority of their total compensation. This portion of compensation is determined subjectively based on qualitative and quantitative factors. Compensation is impacted by the performance of investments under management (i.e., delivering investment performance to clients consistent with portfolio objectives, guidelines and risk parameters) as well as an individual’s qualitative contributions to the organization.

(iii) Long term Awards: Senior level employees are eligible to receive long term equity incentives. These create the motivation for strong individual and business performance over time and the opportunity for long-term alignment with shareholder return and employee retention.

An investment professional's short and long term awards and the compensation is not tied to any pre-determined or specified level of investment performance.

The following information is added to the “Ownership of Securities” table under “Portfolio Managers” section of the Fund’s SAI:

2

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Scott Pavlak, CFA	$0
Peter Mahony	$0

The following information is added to the end of the “APPENDIX B - Proxy Voting Policy, Procedures and Guidelines” section of the SAI.

Logan Circle Proxy Voting Procedures

Logan Circle’s voting actions normally follow the recommendations of ISS Proxy Voting Guidelines. In instances where Logan Circle does not follow ISS’s recommendation, a committee comprised of the portfolio manager(s), Compliance and Operations will meet on an ad hoc basis to review and approve a written recommendation for the proxy vote. Conflicts of interest refers to a situation in which Logan Circle or its affiliates have a financial interest in a matter presented by a proxy, other than the obligation Logan Circle undertakes as investment adviser, which may compromise Logan Circle’s freedom of judgment and action with respect to the voting of the proxy. Examples include:

- Companies affiliated with directors and officers of Logan Circle or its affiliates; or

-	Companies that maintain significant business relationships with Logan Circle or its affiliates, or with which Logan Circle or its affiliate are actively seeking a significant business relationship.

When a potential conflict of interest exists, proxies will be voted in accordance with the ISS Proxy Voting Guidelines. In rare instances, Logan Circle may decline to vote the proxy if the potential conflict of interest cannot be mitigated.

All voting decisions by Logan Circle on behalf of its clients shall not be influenced by other clients of Logan Circle. All proxy voting proposals are intended to be voted in the client’s best interests.

For more information, please contact the Fund at (855) 268-2242.

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3